Company Overview And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Company Overview And Summary Of Significant Accounting Policies [Abstract]
Company Overview And Summary Of Significant Accounting Policies

1.	Company Overview and Summary of Significant Accounting Policies

1.1 Company Overview

Patni Computer Systems Limited ("Patni") is a company incorporated in India under the Indian Companies Act, 1956. In February 2004, Patni completed an initial public offering of its equity shares in India. In December 2005, Patni also completed an initial public offering of American Depositary Shares in the United States of America.

Patni together with its subsidiaries (collectively, the "Patni Group" or "the Company") is engaged in IT consulting, software development and Business Process Outsourcing ("BPO"). The Company provides multiple service offerings to its clients across various industries including banking and insurance; manufacturing, retail and distribution; life sciences; product engineering; communications, media and entertainment; and utilities. The various service offerings include application development and maintenance, enterprise software and systems integration services, business and technology consulting, product engineering services, infrastructure management services, customer interaction and BPO, quality assurance and engineering services.

On May 12, 2011, the Company was acquired by iGATE Corporation ("iGATE") through two of its wholly-owned subsidiaries, Pan-Asia iGATE Solutions ("Pan Asia") and iGATE Global Solutions Limited ("iGATE Global" and, together with Pan Asia, the "Purchasers"). The acquisition involved acquiring 60,091,202 shares or 45.0% of the outstanding share capital from the promoters of the Company and 22,913,948 shares (inclusive of the American Depositary Shares representing 20,161,867 shares) or 17.1% of the outstanding share capital of the Company from General Atlantic Mauritius Limited. Further, in accordance with the requirements of the Securities and Exchange Board of India (Substantial Acquisition of Shares and Takeover) Regulations, 1997, as amended, and a tender offer pursuant to the U.S. Securities Exchange Act of 1934, as amended, and the rules and regulations of the U.S. Securities and Exchange Commission, the Purchasers also acquired an additional 27,085,565 shares or 20.3% of the outstanding shares of the Company through a mandatory open public offer to the other shareholders of the Company.

As of December 31, 2011, iGATE holds 81.9% of the outstanding shares of the Company.

1.2 Basis of preparation of financial statements and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP").

The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of Patni and all of its subsidiaries that are more than 50% owned or controlled. When the Company does not have a controlling interest in an entity, but exerts a significant influence on the entity, the Company applies the equity method of accounting and are initially recorded at cost. All inter-company transactions and balances are eliminated in consolidation.

Push down accounting

Financial Accounting Standards Board ("FASB") ASC 805-50-S99 "Business Combinations-Related Issues" governs the application of push down accounting in situations where ownership is increased to 80% or more. The Purchasers own more than 80% of the outstanding shares of the Company. As a result of the significant change in share ownership, the Company has applied the new basis of accounting as allowed by the authoritative guidance under ASC 805-50-S99 and the SEC rules and guidance regarding "push down" accounting treatment. For convenience, the Company has used a cut-off date of May 15, 2011 as the acquisition date since the transactions from May 12, 2011 through May 15, 2011 were not material. The Company's consolidated financial statements prior to the acquisition by iGATE reflect the historical accounting basis in its assets and liabilities and are labeled "Predecessor", while such consolidated financial statements subsequent to the acquisition by iGATE are labeled "Successor" and reflect the push down basis of accounting for the fair values of assets acquired and liabilities assumed by iGATE. This effect is presented in the Company's consolidated financial statements by a vertical black line division between the columns entitled Predecessor and Successor on such statements. The black line signifies that the amounts shown for the periods prior to and subsequent to the iGATE acquisition are not comparable.

The results for the year ended December 31, 2011 are not intended to represent or be indicative of the combined results of operations of the Successor and the Predecessor that would have been reported had the push down accounting treatment not been effected and should not be taken as representative of the Company's future combined results of operations. Additionally, the results for the year ended December 31, 2011 may not be comparable to the results for the year ended December 31, 2010 and 2009 as a result of the push down accounting treatment.

The acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, "Business Combination". The total purchase price and non controlling interest in connection with the transaction has been allocated to Patni's net tangible and intangible assets based on their estimated fair values at the date of acquisition. The purchase price in excess of amounts allocated to net tangible and intangible assets has been recorded as goodwill. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

The following table summarizes total consideration paid and non controlling interest (dollars in thousands):

Amount
60,091,202 equity shares from Patni's promoters	$676,341
20,161,867 ADSs from General Atlantic Mauritius Limited	226,927
2,752,081 equity shares from General Atlantic Mauritius Limited	30,975
27,085,565 equity shares from other public shareholders	304,856

Total consideration paid by iGATE	1,239,099
23,516,953 Non controlling interest equity shares	197,950
Non controlling interest in respect of vested options and unvested options attributable to pre-combination service period	13,926

$1,450,975

The following table shows the allocation of the total consideration to assets acquired and liabilities assumed as of the date of the acquisition (dollars in thousands):

Amount
Property and equipment	$168,608
Intangible assets	196,015
Other assets
Cash and cash equivalents	70,694
Short-term investments	326,034
Accounts receivable, net	111,251
Unbilled revenues	56,976
Prepaid expenses and other current assets	18,056
Leasehold land	106,923
Other assets	11,509
Investment in affiliate	416
Deferred tax liabilities, net	(34,144)
Accounts payable	(4,870)
Accrued expenses	(71,299)
Other accrued liabilities	(32,242)
Income taxes payable, net	(11,953)
Deferred revenue and billings in excess of costs and estimated earnings on uncompleted contract	(13,846)
Other long-term liabilities	(21,419)
Goodwill	574,266

Total fair value of net assets acquired	$1,450,975

Intangible assets primarily comprise of customer relationships and intellectual property rights and are amortized over their respective individual estimated useful lives in proportion to the economic benefits consumed in each period. The estimated useful life of customer relationship and intellectual property rights is 15 years and 5 year to 10 years, respectively.

Reclassifications

Certain reclassifications have been made to conform to iGATE's presentation of its financial statements. Depreciation and amortization expense is reclassified from cost of revenues and selling, general and administrative expenses, respectively, and presented separately. Certain costs relating to office rent, electricity, water, diesel, repair and maintenance are reclassified from cost of revenues and included as part of selling, general and administrative expenses (dollars in thousands):

	December 31, 2010	December 31, 2009
	(Predecessor)	(Predecessor)
Depreciation and amortization reclassified from cost of revenues and presented separately	$19,904	$18,267
Depreciation and amortization reclassified from selling, general and administrative expenses and presented separately	8,543	7,985
Costs reclassified from cost of revenues to selling, general and administrative expenses	8,255	20,541

These reclassifications did not have any effect on reported consolidated operating income, income before income taxes, net income or per share amounts. The following table provides the amounts reclassified for all the prior periods (dollars in thousands):

(Predecessor)	Year ended December 31, 2010
	As previously presented	Net effect of reclassification adjustments	As currently presented
Cost of revenues	$455,947	$(28,159)	$427,788
Gross profit	245,752	28,159	273,911
Selling, general and administrative expenses	134,106	(288)	133,818
Depreciation and amortization expense	—	28,447	28,447

(Predecessor)	Year ended December 31, 2009
	As previously presented	Net effect of reclassification adjustments	As currently presented
Cost of revenues	$421,309	$(38,808)	$382,501
Gross profit	234,609	38,808	273,417
Selling, general and administrative expenses	122,010	12,556	134,566
Depreciation and amortization expense	—	26,252	26,252

1.3 Use of estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the useful lives of property and equipment, carrying amount of property and equipment, intangibles and goodwill, valuation allowance for receivables and deferred tax assets, valuation of derivative instruments, valuation of share-based compensation, contract costs expected to be incurred to complete development of software, assets and future obligations under employee retirement and benefit plans including incentives, estimated future cash flows used in assessing impairment, income tax uncertainties and other contingencies and commitments. Management believes that the estimates used in the preparation of the consolidated financial statements are prudent and reasonable. Although these estimates are based upon management's best knowledge of current events and actions, actual results could differ from these estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Changes in estimates are reflected in the financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

1.4 Revenue and cost recognition

The Company derives its revenues primarily from Information Technology ("IT") services and to a lesser extent from BPO services. Revenue is recognized when there is persuasive evidence of a contractual arrangement with customers, services have been rendered, the fee is fixed or determinable and collectability is reasonably assured. The Company has concluded that it has persuasive evidence of an arrangement when it enters into an agreement with its clients with terms and conditions which describe the services and the related payments are legally enforceable. When the terms of the agreement specify service level parameters that must be met, the Company monitors such service level parameters and determines if there are any service credits or penalties which need to be accounted. Revenue is recognized net of any service credits that are due to a client and net of applicable taxes and includes reimbursements of out-of- pocket expenses, with the corresponding cost for out-of- pocket expenses included in cost of revenue.

IT services are provided either on a fixed price, fixed time frame or on a time and material basis. Revenue with respect to time-and-material contracts is recognized as the related services are performed. Time-and-material contracts typically bill at an agreed upon hourly or daily rate. The Company's fixed price contracts include application maintenance and support services, on which revenue is recognized ratably over the term of maintenance. Revenue with respect to other fixed price contracts is recognized on a percentage of completion basis. The input (cost expended) method has been used because the Company considers this to be the best available measure of progress on these contracts as there is a direct relationship between input and productivity. Costs are recorded as incurred over the contract period. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

Revenues from BPO Services are derived from both time-based and transaction-priced contracts. Revenue from these contracts is recognized on rendering of the services as per the terms of the contract.

Unbilled revenue represents revenues recognized in excess of amounts billed. These amounts are billed after the milestones specified in the agreement are achieved. The liability "billings in excess of costs and estimated earnings on uncompleted contracts" represents billings in excess of revenues recognized. Billing done during the reporting period in excess of revenue recognized or billing done in advance is recorded as deferred revenue until the revenue recognition criteria is met.

Direct and incremental contract origination and set up costs incurred in connection with support/maintenance service arrangements are charged to expense as incurred. These costs are deferred only in situations where there is a contractual arrangement establishing a customer relationship for a specified period. The costs to be deferred are limited to the extent of future contractual revenues. Further, revenue attributable to set up activities is deferred and recognized systematically over the periods that the related fees are earned, as services performed during such period do not result in the culmination of a separate earnings process.

Costs that are incurred for a specific anticipated contract and that will result in no future benefits unless the contract is obtained, are not included in contract costs before the receipt of the contract. However, such costs are deferred, subject to the evaluation of their probable recoverability.

The Company grants volume discounts to certain customers, which are computed based on a pre-determined percentage of the total revenues from those customers during a specified period, as per the terms of the contract. These discounts are earned only after the customer has provided a specified cumulative level of revenues in the specified period. The Company reports revenues net of discounts offered to customers. The Company estimates the total number of customers that will ultimately earn these discounts, based on which a portion of the revenue on the related transactions is allocated to the services that will be delivered in the future.

Warranty costs on sale of services are accrued based on management's estimates and historical data at the time related revenues are recorded.

1.5 Cash and cash equivalents

The Company classifies all highly liquid investments, including fixed term deposits, with original maturity at the date of purchase of three months or less and that are readily convertible to known amounts of cash to be cash equivalents.

1.6 Investments

Management determines the appropriate classification of investment securities at the time of purchase and re-evaluates such designation at each balance sheet date. As of December 31, 2011 and 2010, investment securities were classified as available-for-sale (short-term investments) or held to maturity. The investment securities classified as available-for-sale consists of units of liquid and fixed maturity mutual funds and other investments. Other investment primarily consists of certificate of deposit with banks, which are carried at fair value. Held to maturity securities consist of investment made by the Company in term deposits issued by the Government of India.

Available-for-sale securities are carried at fair market value with unrealized gains and losses, net of deferred income taxes, reported as a separate component of other comprehensive income (loss) in the statement of shareholders' equity and comprehensive income/(loss). The fair values represent either the quoted market prices for the investments at balance sheet date where available or Net Asset Value ("NAV") as stated by the issuers of these mutual fund units in the published statements. NAVs represent the price at which the issuer will issue further units in the mutual fund and the price at which the issuer will redeem such units from the investors. Accordingly, such NAV are analogous to fair market value with respect to these investments as transactions of these mutual funds are carried out at such prices between investors and the issuers of these units of mutual funds. Fair value of investments in certificate of deposits, classified as available for sale, is determined using observable market inputs.

Realized gains and losses, and decline in value judged to be other than temporary on available-for-sale securities are included in the consolidated statements of income. The cost of securities sold or disposed is determined on average cost basis.

1.7 Accounts receivable

The Company extends credit to clients based upon management's assessment of their creditworthiness. Accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments which is reviewed periodically to determine the probability of loss. The allowance for doubtful accounts is determined by evaluating the relative credit-worthiness of each customer, using a combination of the specific identification method for balances deemed uncollectible as well as judgments made by the Company based upon historical and expected collections experience and other information, including the aging of the receivables. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

1.8 Business combinations, goodwill and intangible assets

The Company accounts for its business combinations under the acquisition method of accounting. Intangible assets acquired in a business combination are recognized and reported separately from goodwill. Goodwill represents the cost of the acquired businesses in excess of the fair value of identifiable tangible and intangible net assets purchased. We review goodwill for impairment annually and whenever events or changes in circumstances such decline in operating results, business plans and future cash flows indicate its carrying value may not be recoverable.

The provisions of ASC 350 requires that recoverability of goodwill be evaluated using a two-step process. Under the first step, the estimated fair value of the reporting unit in which the goodwill resides is compared with its carrying value of the assets and liabilities (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the step two of the impairment test (measurement) is performed. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in a business combination. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill.

The fair values used in this evaluation are estimated based upon the market capitalization adjusted for a control premium and discounted future cash flow analysis. The control premium of 20% was arrived at based on historical acquisition trends of listed companies in India prior to December 31, 2011. The Company performs its annual impairment review of goodwill on December 31, and when a triggering event occurs between annual impairment tests. Based on the results of its annual impairment tests, the Company determined that no impairment of goodwill existed as of December 31, 2011, and 2010.

Intangible assets are initially valued at fair market value using generally accepted valuation methods appropriate for the type of intangible asset. Intangible assets with definite lives are amortized over the estimated useful lives and are reviewed for impairment, if indicators of impairment arise such as termination of contracts with customers, restructuring actions or plans or downward revisions to forecasts. The evaluation of impairment is based upon a comparison of the carrying amount of the intangible asset to the estimated future undiscounted net cash flows expected to be generated by the asset. If estimated future undiscounted cash flows are less than the carrying amount of the asset, the asset is considered impaired. The impairment expense is determined by comparing the estimated fair value of the intangible asset to its carrying value, with any shortfall from fair value recognized as an expense in the current period. The estimated fair value is computed based on the forecasted future revenue and cash flows from the customer contracts.

Prior to acquisition by iGATE, intangible assets comprise, customer, technology, intellectual property rights and marketing related intangible assets and are being amortized over a period of 3 to 10 years. As of December 31, 2011, the definite lived intangible assets predominantly comprise of customer relationships and intellectual property rights. Customer relationships and intellectual property rights are amortized over their respective individual estimated useful lives in proportion to the economic benefits consumed in each period (i.e. based on ratio of the undiscounted cash flows for a period to the total estimated undiscounted cash flows.) The estimated useful life of customer relationship and intellectual property rights is 15 years and 5 year to 10 years, respectively. The estimated useful life of an identifiable intangible asset is based on a number of factors including the effects of obsolescence, demand, competition and other economic factors (such as the stability of the industry, and known technological advances) and the level of maintenance expenditures required to obtain the expected future cash flows from the asset.

1.9 Property and equipment

Predecessor company property and equipment are stated at cost less accumulated depreciation and amortization. Successor company property and equipment acquired at the date of acquisition are stated at fair value and property and equipment acquired subsequent to the date of acquisition are stated at cost, both less accumulated depreciation and amortization. The Company provides for depreciation using the straight-line method over the estimated useful lives. Upon disposal, assets and related accumulated depreciation are removed from the Company's accounts and the resulting gains and losses are reflected in other income (expense), net in the consolidated statements of income. Improvement and betterments that extend the useful life of an asset are capitalized and depreciated over the remaining useful life of the related asset.

Leased capital assets are recorded at the lower of the fair value of the leased property or the present value of the minimum lease payments during the lease term and depreciated over their useful lives or the lease terms whichever is shorter. The depreciation is disclosed as part of the accumulated depreciation on property and equipment.

The cost of software obtained for internal use is capitalized and amortized over the estimated useful life of the software. The estimated useful lives of assets are as follows:

Buildings	40 years
Leasehold premises and improvements	Over the lease period or the useful lives of the assets, whichever is shorter
Computer – Hardware and software and other service equipment	3-5 years
Furniture and fixtures	3 to 8 years
Other equipment	3 to 8 years
Vehicles	4-5 years

1.10 Impairment of long-lived assets and long-lived assets to be disposed

Long-lived assets are reviewed for impairment whenever an event or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If the carrying value exceeds the expected undiscounted cash flows of the asset, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

1.11 Functional and Foreign currency translation

The functional currency of Patni and its branches in the USA, Japan, Sweden, Finland, UAE, South Africa, Australia, Korea, Netherland, Canada, Turkey, Ireland, Romania and Switzerland is the Indian Rupee. The functional currencies of Patni's subsidiaries are the applicable local currencies.

The accompanying consolidated financial statements are presented in US Dollars. The translation is performed for balance sheet accounts using the exchange rate in effect as of the balance sheet date and for statements of income accounts using the exchange rate prevailing as of the date of the transaction. The gains or losses resulting from such translation are reported in other comprehensive income/ (loss) in the statement of shareholders' equity and comprehensive income/ (loss).

1.12 Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at the rates of exchange prevailing at the date of the transaction. Resulting gains or losses from settlement of such foreign currency transactions are included in the consolidated statements of income. Unsettled monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the rates of exchange prevailing at the balance sheet date. A transaction gain or loss arising from a change in exchange rates between the date of a transaction and the year end exchange rates is included in the consolidated statements of income. The USD/ INR rate as of March 09, 2012 is 49.89 while as of December 31, 2011 was 53.06.

1.13 Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for operating loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in results of operations in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

1.14 Fair value of financial instruments and concentration of credit risk

The carrying amounts reported in the balance sheets for cash and cash equivalents, investments, accounts and unbilled receivables, other current assets, accounts payable, accrued expenses and other current liabilities is at fair value due to the short-term maturity of these items.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, accounts and unbilled receivables and derivative instruments. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents are invested with banks with investment grade credit ratings located in the United States, India and Europe. A portion of the funds are also invested in mutual funds, government bonds and time deposits with banks with investment grade credit ratings in India. Accounts and unbilled receivables are unsecured and are derived from revenue earned from customers in industries based primarily in the United States and Europe. The Company monitors the credit worthiness of its customers to whom it grants credit terms in the normal course of its business and of counterparties when it enters into foreign exchange contracts. Management believes there is no significant risk of loss in the event of non-performance of the counterparties to these financial instruments, other than the amounts already provided for in the consolidated financial statements.

1.15 Retirement benefits to employees

Defined Contribution Plans

Eligible employees of the Company in India receive benefits from the Provident Fund, administered by the Government of India, which is a defined contribution plan. Both the employees and the Company make monthly contributions to the Provident Fund equal to a specified percentage of the eligible employees' salary.

Eligible United States employees of the Company may elect to participate in an employee retirement savings plan maintained pursuant to Section 401(k) of the United States Internal Revenue Code of 1986, as amended, (the "401(k) Plan"). The 401(k) Plan allows for employees to defer a portion of their annual earnings on a pre-tax basis through voluntary contributions to the 401(k) Plan. The Company may make discretionary matching contributions under the 401(k) Plan, but the Company is not currently making any such matching contributions.

The Company has no further funding obligation under defined contribution plans beyond the contributions elected or required to be made under these plans. Contributions are charged to income in the year in which they are incurred and are included in the consolidated statements of income.

Defined Benefit Plans

Current services costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by a qualified actuary using the projected unit credit method. The Company recognizes the net funded position of its plans as an asset or liability in the consolidated balance sheets.

In measuring the defined benefit obligations, the Company uses discount rates based on yields of high quality fixed income instruments (i.e. yields on high quality corporate bonds) prevailing as at the balance sheet date for the corresponding tenure of the obligations.

1.16 Stock-based compensation

FASB ASC Topic 718-10-25 "Accounting for Stock-Based Compensation" requires compensation costs related to share-based transactions, including employee share options, to be recognized in the financial statements based on its fair value. The Company recognizes compensation expense for stock options net of estimated forfeitures which are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation recognized in the consolidated statement of income is based on awards ultimately expected to vest.

The Company has elected to use the Black-Scholes-Merton pricing model to determine the fair value of share-based awards on the date of grant which is recorded as an expense on a straight-line basis over the vesting term. Prior to the acquisition by iGATE, stock based compensation expense was recognized over the vesting term of each separately vesting portion of an award (accelerated amortization method).

Effective April 1, 2007, an amendment has been made to Indian Income Tax Act 1961 subjecting specified securities allotted or transferred by an employer to its employees to Fringe Benefit Tax (FBT). The liability to pay FBT by the employer arose at the time of allotment of the securities, consequent to exercise of option by the employees and is calculated on the difference between the fair value of the underlying share on the date of vesting and the exercise price paid by the employee based on the corporate tax rate. The FBT arising from such allotment of a specified option is collectible from employees, which is considered as additional exercise price of the option as this would reduce the ultimate benefit to the employee and therefore is recognized as additional paid-in-capital.

On August 18, 2009, a further amendment was made to the Indian Income Tax Act, with retroactive effect from April 1, 2009, abolishing the provisions of FBT. Thus, for any exercises of stock options by the employee on or after April 1, 2009, the shares issued, or allotted and transferred by the Company, are no longer subject to FBT.

Since the abolition of the provisions of FBT, such deemed increase to the stock option exercise price is no longer necessary. This change has been accounted for as a modification in the exercise price of the existing outstanding options. Accordingly, the difference in the fair value of the unvested outstanding options immediately before the modification and after the modification has been recognized as incremental share-based compensation over the remaining vesting period. For the options vested and outstanding as on the date of modification, the incremental cost has been recognized in the statement of income immediately on the date of modification.

1.17 Dividends

A final dividend, including tax thereon, on common stock is recorded as a liability on the date of approval by the shareholders at the annual general meeting. An interim dividend, including tax thereon, is recorded as a liability on the date of declaration by the board of directors.

1.18 Derivatives and hedge accounting

The Company enters into foreign currency forward and option contracts ("derivative contracts") to mitigate and manage the risk of changes in foreign exchange rates on inter-company and end customer accounts receivables and forecasted sales transactions. The Company hedges anticipated sales transactions that are subject to foreign exchange exposure with derivative contracts that are designated effective and that qualify as cash flow hedges under ASC Topic 815, "Derivatives and Hedging" (ASC No. 815).

As part of hedge strategy, the Company enters into derivative contracts which are replaced with successive new contracts up to the period in which the forecasted transaction is expected to occur i.e. rollover hedges. In case of rollover hedges, the effectiveness is assessed based on changes in fair value to the extent of changes in spot prices and recorded in accumulated other comprehensive income (loss) until the hedged transactions occur and at that time is recognized in the consolidated statements of income. Accordingly, the changes in the fair value of the contract related to the changes in the difference between the spot price and the forward price (i.e., forward premium/discount) are excluded from assessment of hedge effectiveness and is recognized in consolidated statements of income and are included in foreign exchange gain (loss).

In respect of derivative contracts which hedge the foreign currency risk associated with the both anticipated sales transaction and the collection thereof (dual purpose hedges,) the hedge effectiveness is assessed based on overall changes in fair value with the effective portion of gains or losses included in accumulated other comprehensive income (loss). The effective portion of gain or loss attributable to forecasted sales are reclassified from accumulated other comprehensive income (loss) and recognized in consolidated statements of income when the sales transaction occurs. Post the date of sales transaction, the Company reclassifies an amount from accumulated other comprehensive income (loss) to earnings to offset foreign currency translation gain (loss) recorded for the respective receivable during the period. In addition, the Company determines the amount of cost to be ascribed to each period of the hedging relationship based on the functional currency interest rate implicit in the hedging relationship and recognizes this cost by reclassifying it from accumulated other comprehensive income (loss) to consolidated statements of income for recognized receivables based on the pro rata method.

Changes in the fair value of cash flow hedges deemed ineffective are recognized in the consolidated statement of income and are included in foreign exchange gain (loss). The Company also uses derivatives contracts not designated as hedging instruments under ASC Topic 815 to hedge intercompany and end customer accounts receivables and other monetary assets denominated in currencies other than the functional currency. Changes in the fair value of these derivatives are recognized in the consolidated statements of income and are included in foreign exchange gain (loss).

In respect of derivatives designated as hedges, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company evaluates hedge effectiveness at the time a contract is entered into as well as on an ongoing basis. If during this time, a contract is deemed ineffective, the change in the fair value is recorded in the consolidated statements of income and is included in foreign exchange gain (loss). In situations in which hedge accounting is discontinued and the derivative remains outstanding, the net derivative gain or loss continue to be reported in accumulated other comprehensive income unless it is probable that the forecasted transaction will not occur by the end of the originally specified time period (as documented at the inception of the hedging relationship) or within an additional two-month period of time thereafter.

1.19 Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed using the weighted average number of common shares and potentially dilutive equivalent common shares outstanding during the year using the treasury stock method for options except where the result would be anti-dilutive.

1.20 Commitments and Contingencies

Liabilities for loss contingencies arising from claims, tax assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with the same are expensed as incurred.

1.21 Accounting for leases

The Company leases its delivery centers and office facilities under operating lease agreements that are renewable on a periodic basis at the option of the lessor and the lessee. The lease agreements contain rent free periods and rent escalation clauses. Lease payments under operating leases are recognized as an expense on a straight-line basis over the lease term.

The Company procures certain networking components, office equipment and vehicles under financing lease arrangement. The lease classification and accounting of the finance lease is accounted for in accordance with FASB ASC Topic 840 "Accounting for Leases". The lower of the fair value of the leased property or the present value of the minimum lease payments is capitalized as an asset with a corresponding liability and depreciated on a straight-line basis over the lease term or the estimated useful life of the asset whichever is shorter.

1.22 Advertising cost

Advertising costs incurred during the year have been expensed. The total amount of advertising costs expensed was $1.03 million $0.83 million, $2.45 million and $1.34 million for the period from May 16, 2011 through December 31, 2011, for the period from January 1, 2011 through May 15, 2011 and the years ended December 31, 2010 and 2009, respectively.

1.23 Recently Issued Accounting Standards

In May 2011, the FASB issued Accounting Standard Update ("ASU") No. 2011-04- Fair Value Measurement, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The ASU is effective for fiscal years beginning after December 15, 2011. The Company will adopt this ASU in the first quarter of 2012 and is currently evaluating its impact on the financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05 – Comprehensive Income, which eliminates the current option to report other comprehensive income and its components in the statement of stockholders' equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The ASU was effective for fiscal years beginning after December 15, 2011. In December 2011, the FASB also issued an amendment to defer the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for annual and interim financial statements. The implementation of the two aforementioned amendments is not expected to have a material impact on our consolidated financial position and results of operations.

In September 2011, the FASB issued ASU No. 2011-08 Intangibles – Goodwill and Others , which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. An entity can choose to early adopt if its annual test date is before the issuance of the final standard, provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company is currently evaluating whether or not to take the option available in the ASU.

In December 2011, the FASB issued ASU No. 2011-11 "Disclosure about Offsetting Assets and Liabilities", which requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual and interim period for fiscal years beginning on or after January 1, 2013. The Company is currently evaluating this ASU.

1.24 Certain prior period amounts and presentation have been reclassified to conform to the presentation adopted for the current period.